Penserra [Member] Expense Example - Penserra - FEDFUND - Penserra Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	57
Expense Example, with Redemption, 5 Years	100
Expense Example, with Redemption, 10 Years	$ 229